UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-08703

Dreyfus High Yield Strategies Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	03/31
Date of reporting period:	06/30/18

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus High Yield Strategies Fund
June 30, 2018 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	[a]	Value ($)
Bonds and Notes - 139.7%
Casinos - 3.4%
Eldorado Resorts,
Gtd. Notes	7.00	8/1/23	725,000	[b]	763,969
Eldorado Resorts,
Gtd. Notes	6.00	4/1/25	5,000	[b]	5,031
LHMC Finco,
Sr. Scd. Notes	7.88	12/20/23	1,000,000	[c]	978,130
MGM Resorts International,
Gtd. Notes	7.75	3/15/22	740,000	[b]	808,450
Scientific Games International,
Gtd. Notes	10.00	12/1/22	4,915,000	[b]	5,252,906
Stars Group,
Gtd. Notes	7.00	7/15/26	675,000	[c]	682,594
					8,491,080
Collateralized Loan Obligations-Debt - 3.8%
BlueMountain CLO,
Ser. 2015-4A Cl. ER, 3 Month LIBOR +
5.95%	8.12	4/20/30	1,000,000	[c,d]	1,009,129
Chenango Park CLO,
Ser. 2018-1A Cl. D, 3 Month LIBOR +
5.80%	7.89	4/15/30	1,000,000	[c,d]	1,009,978
Marble Point CLO XII,
Ser. 2018-1A Cl. E, 3 Month LIBOR +
6.00%	8.07	7/16/31	1,500,000	[c,d]	1,512,346
OZLM VI CLO,
Ser. 2014-6A Cl. DS, 3 Month LIBOR +
6.05%	8.40	4/17/31	2,000,000	[c,d]	2,015,070
Rockford Tower CLO,
Ser. 2018-1A Cl. E, 3 Month LIBOR +
5.85%	8.11	5/20/31	750,000	[c,d]	752,899
Voya CLO,
Ser. 2014-1A Cl. DR2, 3 Month LIBOR +
6.00%	8.36	4/18/31	3,000,000	[c,d]	3,042,549
					9,341,971
Consumer Discretionary - 11.3%
Altice France,
Sr. Scd. Notes	7.38	5/1/26	3,185,000	[b,c]	3,125,918
AMC Entertainment Holdings,
Gtd. Notes	GBP 6.38	11/15/24	540,000		723,532
Aston Martin Capital Holdings,
Sr. Scd. Notes	6.50	4/15/22	950,000	[b,c]	973,038
Beacon Roofing Supply,
Gtd. Notes	6.38	10/1/23	805,000	[b]	835,188

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	[a]	Value ($)
Bonds and Notes - 139.7% (continued)
Consumer Discretionary - 11.3% (continued)
Beazer Homes USA,
Gtd. Notes	8.75	3/15/22	1,100,000	[b]	1,171,500
Brookfield Residential Properties,
Gtd. Notes	6.38	5/15/25	910,000	[b,c]	914,550
CBS Radio,
Sr. Unscd. Notes	7.25	11/1/24	1,795,000	[b,c]	1,718,712
Gray Television,
Sr. Unscd. Notes	5.88	7/15/26	1,130,000	[b,c]	1,077,738
Jack Ohio Finance,
Gtd. Notes	10.25	11/15/22	1,170,000	[c]	1,269,450
Mattamy Group,
Sr. Unscd. Notes	6.88	12/15/23	1,815,000	[b,c]	1,848,759
Meredith,
Sr. Unscd. Notes	6.88	2/1/26	1,107,000	[b,c]	1,094,546
Midcontinent Communications,
Gtd. Notes	6.88	8/15/23	1,155,000	[b,c]	1,214,194
Prime Security Services Borrower,
Scd. Notes	9.25	5/15/23	3,421,000	[b,c]	3,660,470
Radiate Holdco,
Sr. Unscd. Notes	6.88	2/15/23	933,000	[c]	900,345
Radiate Holdco,
Sr. Unscd. Notes	6.63	2/15/25	960,000	[b,c]	880,800
TI Group Automotive Systems,
Sr. Unscd. Notes	8.75	7/15/23	1,249,000	[b,c]	1,306,079
Townsquare Media,
Gtd. Notes	6.50	4/1/23	1,285,000	[b,c]	1,161,319
TVL Finance,
Sr. Scd. Notes	GBP 8.50	5/15/23	1,244,000	[c]	1,724,992
William Lyon Homes,
Gtd. Notes	5.88	1/31/25	2,270,000	[b]	2,153,662
					27,754,792
Consumer Staples - 3.6%
Albertsons,
Gtd. Notes	6.63	6/15/24	2,930,000	[b]	2,776,175
Kronos Acquisition Holdings,
Sr. Unscd. Notes	9.00	8/15/23	2,110,000	[b,c]	1,904,275
New Albertsons,
Sr. Unscd. Bonds	8.00	5/1/31	2,390,000	[b]	1,971,750
Post Holdings,
Gtd. Notes	8.00	7/15/25	1,975,000	[b,c]	2,199,656
					8,851,856
Energy - 20.4%
Alta Mesa Holdings,
Gtd. Notes	7.88	12/15/24	1,865,000	[b]	1,986,225
California Resources,
Scd. Notes	8.00	12/15/22	995,000	[b,c]	907,938

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	[a]	Value ($)
Bonds and Notes - 139.7% (continued)
Energy - 20.4% (continued)
Carrizo Oil & Gas,
Gtd. Notes	7.50	9/15/20	567,000	[b]	571,253
Cheniere Corpus Christi Holdings,
Sr. Scd. Notes	7.00	6/30/24	2,235,000	[b]	2,444,531
Chesapeake Energy,
Gtd. Notes	8.00	1/15/25	1,425,000	[b]	1,454,854
Chesapeake Energy,
Gtd. Notes	8.00	6/15/27	915,000	[b]	933,300
Chesapeake Energy,
Scd. Notes	8.00	12/15/22	392,000	[b,c]	412,952
CVR Refining,
Gtd. Notes	6.50	11/1/22	2,050,000	[b]	2,101,250
Energy Transfer Equity,
Sr. Scd. Notes	7.50	10/15/20	2,500,000	[b]	2,671,875
Enviva Partners,
Gtd. Notes	8.50	11/1/21	2,695,000	[b]	2,812,906
Everest Acquisition Finance,
Scd. Notes	8.00	2/15/25	640,000	[b,c]	499,200
Extraction Oil & Gas,
Sr. Unscd. Notes	5.63	2/1/26	2,135,000	[b,c]	2,047,059
Forum Energy Technologies,
Gtd. Notes	6.25	10/1/21	975,000	[b]	977,438
Genesis Energy,
Gtd. Notes	6.75	8/1/22	1,900,000	[b]	1,928,500
Genesis Energy,
Gtd. Notes	6.50	10/1/25	580,000	[b]	559,700
Gulfport Energy,
Gtd. Notes	6.00	10/15/24	1,935,000	[b]	1,872,112
Matador Resources,
Gtd. Notes	6.88	4/15/23	1,955,000	[b]	2,052,750
Nabors Industries,
Gtd. Notes	9.25	1/15/19	1,700,000	[b]	1,759,925
Noble Holding International,
Gtd. Notes	7.88	2/1/26	765,000	[b,c]	788,906
Oasis Petroleum,
Gtd. Notes	6.88	3/15/22	1,136,000	[b]	1,158,391
PDC Energy,
Gtd. Notes	6.13	9/15/24	1,490,000	[b]	1,527,250
Precision Drilling,
Gtd. Notes	7.75	12/15/23	1,325,000	[b]	1,401,188
Sanchez Energy,
Gtd. Notes	6.13	1/15/23	1,615,000		1,102,238
SemGroup,
Gtd. Notes	7.25	3/15/26	3,000,000	[b]	2,955,000
SESI,
Gtd. Notes	7.75	9/15/24	1,490,000	[b]	1,536,562
Shelf Drilling Holdings,
Sr. Unscd. Notes	8.25	2/15/25	2,140,000	[b,c]	2,164,075

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Description		Rate (%)	Date	Amount ($)	[a]	Value ($)
Bonds and Notes - 139.7% (continued)
Energy - 20.4% (continued)
SRC Energy,
Sr. Unscd. Notes		6.25	12/1/25	1,845,000	[b,c]	1,851,919
Trinidad Drilling,
Sr. Unscd. Notes		6.63	2/15/25	1,710,000	[b,c]	1,654,425
Unit,
Gtd. Notes		6.63	5/15/21	2,410,000	[b]	2,416,025
USA Compression Partners,
Sr. Unscd. Notes		6.88	4/1/26	1,828,000	[b,c]	1,898,835
Whiting Petroleum,
Sr. Unscd. Notes		6.63	1/15/26	1,630,000	[b,c]	1,682,975
						50,131,557
Financials - 16.4%
Ally Financial,
Gtd. Notes		7.50	9/15/20	860,000	[b]	922,350
Ally Financial,
Gtd. Notes		8.00	11/1/31	1,515,000	[b]	1,810,425
AmWINS Group,
Gtd. Notes		7.75	7/1/26	1,150,000	[c]	1,170,125
Ashton Woods USA,
Sr. Unscd. Notes		6.88	2/15/21	625,000	[b,c]	631,250
AssuredPartners,
Sr. Unscd. Notes		7.00	8/15/25	1,650,000	[b,c]	1,592,250
Cabot Financial,
Sr. Scd. Notes	GBP	8.38	8/1/20	475,000		637,600
Cabot Financial,
Sr. Scd. Notes	GBP	7.50	10/1/23	745,000	[c]	1,005,335
DKT Finance,
Sr. Scd. Notes		9.38	6/17/23	1,105,000	[c]	1,121,575
Eagle Holding II,
Sr. Unscd. Notes		7.63	5/15/22	2,925,000	[b,c]	2,962,147
FBM Finance,
Sr. Unscd. Notes		8.25	8/15/21	2,521,000	[b,c]	2,637,596
Garfunkelux Holdco 2,
Scd. Bonds	GBP	11.00	11/1/23	1,170,000	[c]	1,497,783
Garfunkelux Holdco 3,
Sr. Scd. Notes	GBP	8.50	11/1/22	595,000		765,103
HUB International,
Sr. Unscd. Notes		7.00	5/1/26	4,930,000	[b,c]	4,880,700
Icahn Enterprises,
Gtd. Notes		6.25	2/1/22	1,000,000	[b]	1,022,500
Icahn Enterprises,
Notes		6.75	2/1/24	1,075,000		1,087,094
International Lease Finance,
Sr. Unscd. Notes		8.25	12/15/20	3,195,000	[b]	3,524,722
International Lease Finance,
Sr. Unscd. Notes		8.63	1/15/22	1,255,000	[b]	1,440,587

		Coupon	Maturity	Principal
Description		Rate (%)	Date	Amount ($)	[a]	Value ($)
Bonds and Notes - 139.7% (continued)
Financials - 16.4% (continued)
Ladder Capital Finance Holdings,
Gtd. Notes		5.25	10/1/25	950,000	[b,c]	893,998
Solera,
Sr. Unscd. Notes		10.50	3/1/24	2,650,000	[b,c]	2,956,419
Tempo Acquisition,
Sr. Unscd. Notes		6.75	6/1/25	1,205,000	[b,c]	1,159,813
USIS Merger Sub,
Sr. Unscd. Notes		6.88	5/1/25	1,775,000	[b,c]	1,770,562
VFH Parent,
Scd. Notes		6.75	6/15/22	1,805,000	[b,c]	1,874,944
Wand Merger,
Sr. Unscd. Notes		8.13	7/15/23	495,000	[c]	495,000
York Risk Services Holding,
Gtd. Notes		8.50	10/1/22	2,570,000	[b,c]	2,371,108
						40,230,986
Health Care - 15.7%
Auris Luxembourg II,
Sr. Scd. Bonds	EUR	8.00	1/15/23	530,000	[c]	644,896
Auris Luxembourg II,
Sr. Scd. Bonds	EUR	8.00	1/15/23	1,165,000		1,417,554
Avantor,
Sr. Unscd. Notes		9.00	10/1/25	1,400,000	[c]	1,414,280
Endo Finance,
Gtd. Notes		5.38	1/15/23	297,000	[c]	239,085
HCA,
Gtd. Notes		7.50	2/15/22	5,470,000	[b]	5,962,300
MPH Acquisition Holdings,
Sr. Unscd. Notes		7.13	6/1/24	2,645,000	[b,c]	2,717,737
NVA Holdings,
Gtd. Notes		6.88	4/1/26	1,625,000	[b,c]	1,622,969
Ortho-Clinical Diagnostics,
Sr. Unscd. Notes		6.63	5/15/22	1,305,000	[b,c]	1,282,163
Polaris Intermediate,
Sr. Unscd. Notes		8.50	12/1/22	4,415,000	[b,c]	4,569,525
Prestige Brands,
Gtd. Notes		6.38	3/1/24	1,410,000	[b,c]	1,402,950
Synlab Unsecured Bondco,
Gtd. Bonds	EUR	8.25	7/1/23	2,125,000		2,623,251
Tenet Healthcare,
Sr. Unscd. Notes		8.13	4/1/22	2,235,000	[b]	2,341,162
Tenet Healthcare,
Sr. Unscd. Notes		6.75	6/15/23	2,005,000	[b]	2,002,494
Universal Hospital Services,
Scd. Notes		7.63	8/15/20	2,165,000	[b]	2,167,706
Valeant Pharmaceuticals International,
Gtd. Notes		5.88	5/15/23	710,000	[b,c]	669,619

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	[a]	Value ($)
Bonds and Notes - 139.7% (continued)
Health Care - 15.7% (continued)
Valeant Pharmaceuticals International,
Gtd. Notes	6.13	4/15/25	1,155,000	[b,c]	1,068,375
Valeant Pharmaceuticals International,
Gtd. Notes	9.00	12/15/25	2,235,000	[b,c]	2,327,194
Valeant Pharmaceuticals International,
Gtd. Notes	9.25	4/1/26	1,850,000	[c]	1,926,312
Valeant Pharmaceuticals International,
Gtd. Notes	8.50	1/31/27	370,000	[c]	376,475
Valeant Pharmaceuticals International,
Sr. Scd. Notes	7.00	3/15/24	490,000	[b,c]	514,348
West Street Merger Sub,
Sr. Unscd. Notes	6.38	9/1/25	1,490,000	[b,c]	1,430,400
					38,720,795
Industrials - 12.1%
Ahern Rentals,
Scd. Notes	7.38	5/15/23	1,385,000	[b,c]	1,357,300
BlueLine Rental,
Scd. Notes	9.25	3/15/24	1,875,000	[b,c]	1,999,500
Bombardier,
Sr. Unscd. Notes	7.75	3/15/20	425,000	[b,c]	449,969
Bombardier,
Sr. Unscd. Notes	7.50	3/15/25	2,465,000	[b,c]	2,579,006
Brand Industrial Services,
Sr. Unscd. Notes	8.50	7/15/25	2,525,000	[b,c]	2,566,031
Cemex,
Sr. Scd. Notes	7.75	4/16/26	1,310,000	[b,c]	1,422,529
Covanta Holding,
Sr. Unscd. Notes	5.88	7/1/25	2,270,000	[b]	2,196,225
Engility,
Gtd. Notes	8.88	9/1/24	2,075,000	[b]	2,176,156
Grinding Media,
Sr. Scd. Notes	7.38	12/15/23	2,000,000	[b,c]	2,090,000
Hulk Finance,
Sr. Unscd. Notes	7.00	6/1/26	1,830,000	[c]	1,756,800
Pisces Midco,
Sr. Scd. Notes	8.00	4/15/26	2,580,000	[b,c]	2,494,344
Team Health Holdings,
Sr. Unscd. Notes	6.38	2/1/25	2,495,000	[b,c]	2,158,175
Titan Acquisition,
Sr. Unscd. Notes	7.75	4/15/26	1,155,000	[b,c]	1,079,925
Welbilt,
Sr. Unscd. Notes	9.50	2/15/24	1,600,000	[b]	1,770,000
WFS Global Holding,
Sr. Scd. Bonds	EUR 9.50	7/15/22	745,000		916,037
Wrangler Buyer,
Sr. Unscd. Notes	6.00	10/1/25	405,000	[b,c]	384,750

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	[a]	Value ($)
Bonds and Notes - 139.7% (continued)
Industrials - 12.1% (continued)
Zachry Holdings,
Sr. Unscd. Notes	7.50	2/1/20	2,300,000	[b,c]	2,285,625
					29,682,372
Information Technology - 12.4%
Ascend Learning,
Sr. Unscd. Notes	6.88	8/1/25	1,440,000	[b,c]	1,456,200
BMC Software Finance,
Sr. Unscd. Notes	8.13	7/15/21	1,480,000	[b,c]	1,515,150
Change Healthcare Holdings,
Sr. Unscd. Notes	5.75	3/1/25	2,400,000	[b,c]	2,279,640
Dell International,
Gtd. Notes	7.13	6/15/24	1,895,000	[b,c]	2,009,343
Everi Payments,
Gtd. Notes	7.50	12/15/25	2,695,000	[b,c]	2,708,475
Exela Intermediate,
Sr. Scd. Notes	10.00	7/15/23	1,450,000	[b,c]	1,488,063
First Data,
Gtd. Notes	7.00	12/1/23	4,450,000	[b,c]	4,646,156
Genesys Telecommunications
Laboratories,
Gtd. Notes	10.00	11/30/24	3,590,000	[b,c]	4,015,864
Infor Software Parent,
Gtd. Notes	7.13	5/1/21	1,460,000	[b,c]	1,469,125
Riverbed Technology,
Gtd. Notes	8.88	3/1/23	1,274,000	[b,c]	1,212,530
RP Crown Parent,
Sr. Scd. Notes	7.38	10/15/24	1,795,000	[b,c]	1,852,799
Sophia,
Sr. Unscd. Notes	9.00	9/30/23	2,435,000	[b,c]	2,568,621
ViaSat,
Sr. Unscd. Notes	5.63	9/15/25	1,150,000	[b,c]	1,086,750
West,
Sr. Unscd. Notes	8.50	10/15/25	2,275,000	[b,c]	2,087,312
					30,396,028
Materials - 20.7%
AK Steel,
Gtd. Notes	7.00	3/15/27	1,495,000	[b]	1,427,725
Alpha 2,
Sr. Unscd. Notes	8.75	6/1/23	1,850,000	[c]	1,847,687
ArcelorMittal,
Sr. Unscd. Bonds	7.00	10/15/39	935,000	[b]	1,078,756
ARD Finance,
Sr. Scd. Notes	7.13	9/15/23	1,285,000	[b]	1,291,425
ARD Securities Finance,
Sr. Scd. Notes	8.75	1/31/23	1,440,000	[b,c]	1,472,400
Ardagh Packaging Finance,
Gtd. Notes	7.25	5/15/24	3,490,000	[b,c]	3,642,687

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Description		Rate (%)	Date	Amount ($)	[a]	Value ($)
Bonds and Notes - 139.7% (continued)
Materials - 20.7% (continued)
Big River Steel,
Sr. Scd. Notes		7.25	9/1/25	2,275,000	[b,c]	2,343,477
BWAY Holding,
Sr. Unscd. Notes		7.25	4/15/25	4,695,000	[b,c]	4,589,362
Chemours,
Gtd. Notes		7.00	5/15/25	1,540,000	[b]	1,659,350
Consolidated Energy Finance,
Sr. Unscd. Notes		6.88	6/15/25	1,225,000	[b,c]	1,261,750
Constellium,
Sr. Unscd. Notes		6.63	3/1/25	1,930,000	[b,c]	1,949,281
CVR Partners,
Scd. Notes		9.25	6/15/23	2,320,000	[b,c]	2,398,300
First Quantum Minerals,
Gtd. Notes		7.25	4/1/23	1,750,000	[b,c]	1,754,375
First Quantum Minerals,
Gtd. Notes		6.88	3/1/26	1,490,000	[c]	1,430,400
Flex Acquisition Co.,
Sr. Unscd. Notes		7.88	7/15/26	1,000,000	[c]	998,600
Hexion,
Sr. Scd. Notes		6.63	4/15/20	870,000	[b]	816,843
Hillman Group,
Gtd. Notes		6.38	7/15/22	1,265,000	[b,c]	1,217,563
Horizon Parent Holdings,
Sr. Scd. Bonds	EUR	8.25	2/15/22	1,735,000	[c]	2,114,151
Hudbay Minerals,
Gtd. Notes		7.63	1/15/25	2,700,000	[b,c]	2,841,750
Kleopatra Holdings I,
Sr. Scd. Notes	EUR	8.50	6/30/23	590,000	[c]	519,977
Kraton Polymers,
Gtd. Notes		7.00	4/15/25	1,480,000	[b,c]	1,539,200
Mercer International,
Sr. Unscd. Notes		6.50	2/1/24	255,000	[b]	258,825
Mercer International,
Sr. Unscd. Notes		5.50	1/15/26	640,000	[b,c]	622,400
Novelis,
Gtd. Notes		6.25	8/15/24	840,000	[b,c]	842,100
Novelis,
Gtd. Notes		5.88	9/30/26	665,000	[b,c]	638,400
Reynolds Group Issuer,
Gtd. Notes		7.00	7/15/24	2,620,000	[b,c]	2,680,587
Summit Materials,
Gtd. Notes		8.50	4/15/22	2,030,000	[b]	2,184,990
Teck Resources,
Gtd. Notes		8.50	6/1/24	830,000	[b,c]	911,963
Tronox,
Gtd. Notes		6.50	4/15/26	1,325,000	[c]	1,320,031
United States Steel,
Sr. Unscd. Notes		6.25	3/15/26	695,000	[b]	689,353

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	[a]	Value ($)
Bonds and Notes - 139.7% (continued)
Materials - 20.7% (continued)
Univar USA,
Gtd. Notes	6.75	7/15/23	1,200,000	[b,c]	1,240,500
W/S Packaging Holdings,
Sr. Scd. Notes	9.00	4/15/23	1,430,000	[c]	1,451,450
					51,035,658
Real Estate - 1.3%
Greystar Real Estate Partners,
Sr. Scd. Notes	5.75	12/1/25	1,835,000	[b,c]	1,784,537
Uniti Group,
Gtd. Notes	8.25	10/15/23	1,450,000	[b]	1,392,290
					3,176,827
Telecommunications - 16.3%
Altice Financing,
Sr. Scd. Bonds	7.50	5/15/26	380,000	[b,c]	368,486
Altice Finco,
Gtd. Notes	7.63	2/15/25	405,000	[b,c]	362,981
Altice Finco,
Scd. Notes	8.13	1/15/24	1,900,000	[b,c]	1,900,000
Altice Luxembourg,
Gtd. Notes	7.75	5/15/22	2,755,000	[b,c]	2,675,794
Altice Luxembourg,
Gtd. Notes	7.63	2/15/25	1,385,000	[b,c]	1,279,394
CB Escrow,
Sr. Unscd. Notes	8.00	10/15/25	1,270,000	[b,c]	1,190,625
CenturyLink,
Sr. Unscd. Notes, Ser. W	6.75	12/1/23	2,915,000	[b]	2,936,862
Crystal Almond,
Sr. Scd. Bonds	EUR 10.00	11/1/21	1,150,000		1,429,809
CSC Holdings,
Sr. Unscd. Notes	10.13	1/15/23	4,900,000	[b,c]	5,414,500
DISH DBS,
Gtd. Notes	7.75	7/1/26	4,320,000	[b]	3,801,600
Embarq,
Sr. Unscd. Notes	8.00	6/1/36	1,350,000		1,280,813
Frontier Communications,
Scd. Notes	8.50	4/1/26	530,000	[b,c]	513,438
Frontier Communications,
Sr. Unscd. Notes	10.50	9/15/22	1,180,000	[b]	1,076,750
Hughes Satellite Systems,
Gtd. Notes	7.63	6/15/21	3,010,000	[b]	3,213,175
Intelsat Jackson Holdings,
Gtd. Notes	7.25	10/15/20	590,000	[b]	590,000
Intelsat Jackson Holdings,
Gtd. Notes	7.50	4/1/21	770,000	[b]	768,075
Intelsat Jackson Holdings,
Sr. Unscd. Notes	9.75	7/15/25	390,000	[b,c]	412,425

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	[a]	Value ($)
Bonds and Notes - 139.7% (continued)
Telecommunications - 16.3% (continued)
Sable International Finance,
Gtd. Notes	6.88	8/1/22	2,385,000	[b,c]	2,461,797
Sprint,
Gtd. Notes	7.63	2/15/25	375,000	[b]	385,313
Sprint Capital,
Gtd. Notes	8.75	3/15/32	540,000	[b]	579,150
Sprint Communications,
Gtd. Notes	9.00	11/15/18	1,175,000	[b,c]	1,199,969
Sprint Communications,
Sr. Unscd. Notes	11.50	11/15/21	5,325,000	[b]	6,310,125
					40,151,081
Utilities - 2.3%
NRG Energy,
Gtd. Notes	7.25	5/15/26	1,400,000	[b]	1,498,000
NRG Energy,
Gtd. Notes	6.63	1/15/27	950,000	[b]	980,875
The Williams Companies,
Sr. Unscd. Notes	7.88	9/1/21	1,335,000	[b]	1,491,862
Vistra Energy,
Gtd. Notes	7.63	11/1/24	1,495,000	[b]	1,601,519
					5,572,256
Total Bonds and Notes
(cost $344,266,913)					343,537,259

Floating Rate Loan Interests - 3.6%
Energy - .4%
Granite Acquisition,
Second Lien Term B Loan, 3 Month
LIBOR + 7.25%	9.55	10/14/22	1,060,853	[d]	1,066,157
Financials - 2.2%
Asurion,
Term Loan, 3 Month LIBOR + 6.00%	7.98	7/14/25	3,130,000	[d]	3,180,862
Capital Automotive,
Term Loan, 3 Month LIBOR + 6.00%	7.99	3/21/25	1,059,438	[d]	1,068,708
Mayfield Agency Borrower,
Term Loan, 3 Month LIBOR + 4.50%	6.48	1/31/25	1,285,000	[d]	1,288,213
					5,537,783
Information Technology - 1.0%
Digicert Holdings,
Term Loan, 3 Month LIBOR + 4.75%	6.73	9/20/24	1,460,000	[d]	1,460,913
Paysafe Group,
Second Lien Term Loan, 3 Month LIBOR
+ 7.25%	9.23	11/17/25	935,000	[d]	925,650
					2,386,563
Total Floating Rate Loan Interests
(cost $9,021,816)					8,990,503

	7-Day
Description	Yield (%)	Shares	Value ($)
Other Investment - 2.2%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $5,321,804)	1.83	5,321,804 [e]	5,321,804
Total Investments (cost $358,610,533)		145.5%	357,849,566
Liabilities, Less Cash and Receivables		(45.5%)	(111,861,004)
Net Assets		100.0%	245,988,562

LIBOR—London Interbank Offered Rate

EUR—Euro
GBP—British Pound

[a] Amount stated in U.S. Dollars unless otherwise noted above.
[b] Security, or portion thereof, has been pledged as collateral for Revolving Credit and Security Agreement.
[c] Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, these securities were valued at
$217,325,072 or 88.35% of net assets.
[d] Variable rate security—rate shown is the interest rate in effect at period end.
[e] Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the respective investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus High Yield Strategies Fund
June 30, 2018 (Unaudited)

The following is a summary of the inputs used as of June 30, 2018 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Collateralized Loan Obligations†	-	9,341,971	-	9,341,971
Corporate Bonds†	-	334,195,288	-	334,195,288
Floating Rate Loan Interests†	-	8,990,503	-	8,990,503
Registered Investment
Company	5,321,804	-	-	5,321,804
Other Financial Instruments:
Forward Foreign Currency
Exchange Contracts††	-	26,138	-	26,138
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency
Exchange Contracts††	-	(5,840)	-	(5,840)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE
CONTRACTS
Dreyfus High Yield Strategies Fund
June 30, 2018 (Unaudited)

Counterparty/	Purchased		Sold		Unrealized
Purchased	Currency	Currency	Currency	Settlement	Appreciation
Currency	Amounts	Sold	Amounts	Date	(Depreciation)($)
Barclays Bank
United States
Dollar	2,492,040	Euro	2,130,000	7/31/18	(1,363)
United States
Dollar	7,110,638	British Pound	5,360,000	7/31/18	26,138
Goldman Sachs International
United States
Dollar	2,820,108	Euro	2,410,000	7/31/18	(1,066)
Morgan Stanley Capital Services
United States
Dollar	4,807,802	Euro	4,110,000	7/31/18	(3,411)
Gross Unrealized Appreciation					26,138
Gross Unrealized Depreciation					(5,840)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the

NOTES

market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at June 30, 2018 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its

NOTES

investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At June 30, 2018, accumulated net unrealized depreciation on investments was $760,967, consisting of $6,601,096 gross unrealized appreciation and $7,362,063 gross unrealized depreciation.

At June 30, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus High Yield Strategies Fund

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    August 15, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    August 15, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    August 15, 2018

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)